Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000236195 | Global X 1-3 Month T-Bill ETF8337970
Holdings [Line Items]
Percent of Total Investments	90.60%
C000236195 | 10-Year SOFR Interest Rate Swap 02/20/25 3.600% UBS8337972
Holdings [Line Items]
Percent of Total Investments	8.10%
C000236195 | 10-Year SOFR Interest Rate Swap 02/04/24 4.150% Barclays8337974
Holdings [Line Items]
Percent of Total Investments	0.00%
C000236195 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236195 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	90.60%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337938
Holdings [Line Items]
Percent of Total Investments	5.40%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337872
Holdings [Line Items]
Percent of Total Investments	5.00%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337883
Holdings [Line Items]
Percent of Total Investments	4.90%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337934
Holdings [Line Items]
Percent of Total Investments	4.90%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337899
Holdings [Line Items]
Percent of Total Investments	4.80%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337944
Holdings [Line Items]
Percent of Total Investments	4.70%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337885
Holdings [Line Items]
Percent of Total Investments	4.30%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337948
Holdings [Line Items]
Percent of Total Investments	4.00%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337901
Holdings [Line Items]
Percent of Total Investments	3.80%
C000236197 | U.S. Treasury Inflation Indexed Bonds8337879
Holdings [Line Items]
Percent of Total Investments	3.70%
C000236197 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236197 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	94.90%